Property, Plant and Equipment and Intangible Assets - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) Vessel ExpeditionShips OceanShips
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	92
Number of ocean ships | OceanShips	13
Number of expedition ships | ExpeditionShips	2
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	61
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	13
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	15
Additions to property, plant and equipment	$ 33.3
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	3
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	$ 147.3
Property, plant and equipment capitalized interest	11.5
Three River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment	$ 124.0
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	3
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment capitalized amount related to purchase	$ 422.7
Ocean and Expedition Ships & Equipment | Viking Yidun
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment capitalized amount related to purchase	408.2
Ocean and Expedition Ships Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	650.5
Property, plant and equipment capitalized interest	12.1
Ocean and Expedition Ships Under Construction | Viking Mira [member]
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	$ 539.8